SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Income taxes and segment reporting (Details)	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Taxable income was generated outside the PRC	$ 0	$ 0	$ 0
Valuation allowance			$ 0
Number of operating segments	1
Number of reportable segments	1